Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 11,703		¥ 11,549	¥ 6,147
Goodwill acquired		16,470	[1]		7,719	[2]
Impairment losses recognized		6,222			3,792
Foreign exchange translation		(2,854)		154	1,475
Balance at end of fiscal year		19,097		11,703	11,549
Gross amount of goodwill		94,473		81,254	80,615
Accumulated impairment losses		75,376		69,551	69,066
Mizuho Bank Limited
Goodwill [Line Items]
Balance at beginning of fiscal year		11,703		11,549	6,147
Goodwill acquired	[2]				7,719
Impairment losses recognized		6,222			3,792
Foreign exchange translation		(2,854)		154	1,475
Balance at end of fiscal year		2,627		11,703	11,549
Gross amount of goodwill		78,003		81,254	80,615
Accumulated impairment losses		75,376		¥ 69,551	¥ 69,066
Mizuho Trust & Banking Company Limited
Goodwill [Line Items]
Goodwill acquired	[1]	16,470
Balance at end of fiscal year		16,470
Gross amount of goodwill		¥ 16,470

[1]	Goodwill acquired is entirely related to the acquisition of Simplex Real Estate Management Inc. and Simplex REIT Partners Inc.
[2]	Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.